Loss per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss per share	Loss per share
From continuing and discontinued operations
The calculation of the basic and diluted loss per share is based on the following data:

	2024	2023	2022
(Loss)/earnings
(Loss)/earnings for the purpose of basic and diluted (loss)/earnings per share being net loss attributable to equity shareholders of the Company
- from continuing operations	$(46,326)	$(54,347)	$(225,576)
- from discontinued operation	22	(8,377)	35,122
	$(46,304)	$(62,724)	$(190,454)
Number of shares
Weighted-average number of ordinary shares for the purposes of basic and diluted (loss)/earnings per share	12,494,648	11,246,010	5,069,315
At December 31, 2024, 1,214,951 shares underlying restricted share units (RSUs) and 1,492,307 shares underlying warrants were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2023, 859,331 shares underlying RSUs and 1,492,307 shares underlying warrants were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. At December 31, 2022, 1,674,285 shares underlying RSUs, 1,492,306 shares underlying warrants and 52,619 shares underlying exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.